Per Share Data (Tables)	9 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
During the nine and three months ended December 31, 2022 and 2023, there was no stock compensation which was antidilutive.

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Net Income attributable to ORIX Corporation shareholders	¥211,920	¥219,205
Adjustment to Net Income	0	(1)

Net income used to calculate basic earnings per share	211,920	219,204

Adjustment to Net Income	0	1

Net income used to calculate diluted earnings per share	¥211,920	¥219,205

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Net Income attributable to ORIX Corporation shareholders	¥89,610	¥91,105
Adjustment to Net Income	0	(1)

Net income used to calculate basic earnings per share	89,610	91,104

Adjustment to Net Income	0	1

Net income used to calculate diluted earnings per share	¥89,610	¥91,105

	Thousands of Shares
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Weighted-average shares	1,183,372	1,161,753
Effect of dilutive securities —
Stock compensation	1,488	1,842

Weighted-average shares for diluted EPS computation	1,184,860	1,163,595

	Thousands of Shares
	Three months ended December 31, 2022	Three months ended December 31, 2023
Weighted-average shares	1,174,396	1,154,484
Effect of dilutive securities —
Stock compensation	1,572	1,965

Weighted-average shares for diluted EPS computation	1,175,968	1,156,449

	Yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥179.08	¥188.68
Diluted	178.86	188.39

	Yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥76.30	¥78.91
Diluted	76.20	78.78

Notes: 1.
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (2,405,482 and 2,800,866 shares for the nine months ended December 31, 2022 and 2023, 2,849,782 and 2,800,866 shares for the three months ended December 31, 2022 and 2023)

2.
LDTI standard has been adopted since April 1, 2023, with the transition date of April 1, 2021, using the modified retrospective transition approach. For further information, see Note 2 “Significant Accounting and Reporting Policies (z) New accounting pronouncements.”